Eaton Vance
Enhanced Equity Income Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.7%(1)
Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	30,238	$ 5,408,671
		$ 5,408,671
Banks — 0.5%
JPMorgan Chase & Co.	21,225	$ 3,610,373
		$ 3,610,373
Biotechnology — 2.2%
AbbVie, Inc.	98,744	$ 15,302,358
		$ 15,302,358
Broadline Retail — 4.9%
Amazon.com, Inc.(2)	221,019	$ 33,581,627
		$ 33,581,627
Capital Markets — 6.1%
Intercontinental Exchange, Inc.	105,855	$ 13,594,958
S&P Global, Inc.	27,519	12,122,670
Stifel Financial Corp.	133,897	9,258,977
Tradeweb Markets, Inc., Class A	79,024	7,181,701
		$ 42,158,306
Chemicals — 1.5%
Linde PLC	24,585	$ 10,097,305
		$ 10,097,305
Commercial Services & Supplies — 1.9%
GFL Environmental, Inc.	140,103	$ 4,834,955
Waste Management, Inc.	45,012	8,061,649
		$ 12,896,604
Consumer Staples Distribution & Retail — 2.3%
Walmart, Inc.	100,586	$ 15,857,383
		$ 15,857,383
Containers & Packaging — 1.4%
AptarGroup, Inc.	78,085	$ 9,652,868
		$ 9,652,868
Security	Shares	Value
Electric Utilities — 1.3%
NextEra Energy, Inc.	144,917	$ 8,802,259
		$ 8,802,259
Electrical Equipment — 1.4%
AMETEK, Inc.	59,432	$ 9,799,742
		$ 9,799,742
Entertainment — 1.6%
Netflix, Inc.(2)	22,357	$ 10,885,176
		$ 10,885,176
Financial Services — 2.6%
Mastercard, Inc., Class A	24,962	$ 10,646,542
Shift4 Payments, Inc., Class A(2)	103,502	7,694,339
		$ 18,340,881
Ground Transportation — 2.1%
Uber Technologies, Inc.(2)	165,715	$ 10,203,073
Union Pacific Corp.	17,523	4,303,999
		$ 14,507,072
Health Care Equipment & Supplies — 2.7%
Intuitive Surgical, Inc.(2)	29,286	$ 9,879,925
Stryker Corp.	29,507	8,836,166
		$ 18,716,091
Health Care Providers & Services — 1.4%
Humana, Inc.	21,345	$ 9,771,954
		$ 9,771,954
Hotels, Restaurants & Leisure — 0.5%
Domino's Pizza, Inc.	8,488	$ 3,499,008
		$ 3,499,008
Household Products — 1.8%
Procter & Gamble Co. (The)	87,292	$ 12,791,770
		$ 12,791,770
Insurance — 3.7%
Allstate Corp. (The)	94,782	$ 13,267,584
W.R. Berkley Corp.	175,836	12,435,122
		$ 25,702,706
Interactive Media & Services — 7.9%
Alphabet, Inc., Class C(2)	186,406	$ 26,270,197

Eaton Vance
Enhanced Equity Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A(2)	79,255	$ 28,053,100
		$ 54,323,297
IT Services — 3.3%
Accenture PLC, Class A	41,755	$ 14,652,247
Gartner, Inc.(2)	18,882	8,517,859
		$ 23,170,106
Life Sciences Tools & Services — 3.0%
Danaher Corp.	32,624	$ 7,547,236
Illumina, Inc.(2)	42,750	5,952,510
Thermo Fisher Scientific, Inc.	13,985	7,423,098
		$ 20,922,844
Machinery — 0.8%
Parker-Hannifin Corp.	12,145	$ 5,595,202
		$ 5,595,202
Media — 0.5%
Comcast Corp., Class A	78,194	$ 3,428,807
		$ 3,428,807
Multi-Utilities — 0.6%
Sempra	56,966	$ 4,257,069
		$ 4,257,069
Oil, Gas & Consumable Fuels — 2.0%
ConocoPhillips	64,910	$ 7,534,103
EOG Resources, Inc.	50,225	6,074,714
		$ 13,608,817
Pharmaceuticals — 3.9%
Eli Lilly & Co.	29,112	$ 16,969,967
Novo Nordisk A/S ADR	76,466	7,910,408
Zoetis, Inc.	9,703	1,915,081
		$ 26,795,456
Professional Services — 3.8%
Automatic Data Processing, Inc.	24,996	$ 5,823,318
Booz Allen Hamilton Holding Corp.	52,416	6,704,531
TransUnion	202,311	13,900,789
		$ 26,428,638
Semiconductors & Semiconductor Equipment — 7.6%
Analog Devices, Inc.	50,442	$ 10,015,764
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	7,305	$ 8,154,206
Lam Research Corp.	7,153	5,602,659
NVIDIA Corp.	58,850	29,143,697
		$ 52,916,326
Software — 12.4%
ANSYS, Inc.(2)	28,167	$ 10,221,241
Intuit, Inc.	8,794	5,496,514
Microsoft Corp.	170,548	64,132,870
Palo Alto Networks, Inc.(2)	19,598	5,779,058
		$ 85,629,683
Specialty Retail — 2.4%
Burlington Stores, Inc.(2)	39,663	$ 7,713,660
TJX Cos., Inc. (The)	94,919	8,904,352
		$ 16,618,012
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	282,632	$ 54,415,139
		$ 54,415,139
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	70,355	$ 7,638,442
		$ 7,638,442
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.	35,160	$ 5,637,203
		$ 5,637,203
Total Common Stocks (identified cost $410,309,294)		$682,767,195

Eaton Vance
Enhanced Equity Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	12,801,546	$ 12,801,546
Total Short-Term Investments (identified cost $12,801,546)		$ 12,801,546
Total Investments — 100.6% (identified cost $423,110,840)		$695,568,741
Total Written Covered Call Options — (0.5)% (premiums received $4,068,555)		$ (3,772,783)
Other Assets, Less Liabilities — (0.1)%		$ (163,835)
Net Assets — 100.0%		$691,632,123
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of each applicable common stock for which a written call option is outstanding at December 31, 2023 has been pledged as collateral for such written option.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
Written Covered Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
AbbVie, Inc.	490	$7,593,530	$153	1/12/24	$ (163,905)
Accenture PLC, Class A	205	7,193,655	365	1/26/24	(28,700)
Allstate Corp. (The)	430	6,019,140	145	1/19/24	(43,000)
Alphabet, Inc., Class C	930	13,106,490	150	1/26/24	(73,005)
Amazon.com, Inc.	1,105	16,789,370	165	2/16/24	(305,532)
AMETEK, Inc.	295	4,864,255	170	1/19/24	(22,125)
Analog Devices, Inc.	250	4,964,000	195	1/12/24	(140,000)
ANSYS, Inc.	140	5,080,320	370	2/16/24	(247,100)
Apple, Inc.	1,470	28,301,910	205	1/19/24	(27,930)
Automatic Data Processing, Inc.	120	2,795,640	240	1/26/24	(24,300)
Booz Allen Hamilton Holding Corp.	260	3,325,660	130	1/19/24	(44,850)
Burlington Stores, Inc.	195	3,792,360	205	1/26/24	(41,437)
Comcast Corp., Class A	390	1,710,150	47	1/26/24	(12,285)
ConocoPhillips	320	3,714,240	122	2/2/24	(44,320)
Danaher Corp.	160	3,701,440	235	1/5/24	(18,000)
Domino's Pizza, Inc.	40	1,648,920	435	1/12/24	(5,900)
Eli Lilly & Co.	145	8,452,340	610	1/19/24	(72,862)
EOG Resources, Inc.	250	3,023,750	126	2/2/24	(41,875)
Gartner, Inc.	90	4,059,990	470	1/19/24	(18,000)

Eaton Vance
Enhanced Equity Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Covered Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
HEICO Corp.	150	$2,683,050	$185	1/19/24	$ (17,250)
Humana, Inc.	105	4,807,005	500	1/12/24	(6,563)
Illumina, Inc.	210	2,924,040	155	1/26/24	(46,200)
Intercontinental Exchange, Inc.	525	6,742,575	130	1/19/24	(63,000)
Intuit, Inc.	40	2,500,120	630	1/19/24	(42,000)
Intuitive Surgical, Inc.	145	4,891,720	360	1/26/24	(96,425)
JPMorgan Chase & Co.	105	1,786,050	172	1/19/24	(19,793)
Lam Research Corp.	35	2,741,410	845	1/26/24	(31,500)
Linde PLC	120	4,928,520	435	1/12/24	(2,400)
Mastercard, Inc., Class A	120	5,118,120	425	1/5/24	(51,000)
Meta Platforms, Inc., Class A	395	13,981,420	385	2/2/24	(270,575)
Microsoft Corp.	850	31,963,400	395	1/26/24	(316,625)
Netflix, Inc.	110	5,355,680	495	1/19/24	(92,675)
NextEra Energy, Inc.	720	4,373,280	62	1/5/24	(21,600)
NIKE, Inc., Class B	350	3,799,950	112	1/26/24	(39,900)
Novo Nordisk A/S ADR	380	3,931,100	102	1/12/24	(116,850)
NVIDIA Corp.	290	14,361,380	525	2/2/24	(288,550)
Palo Alto Networks, Inc.	95	2,801,360	325	1/12/24	(3,800)
Parker-Hannifin Corp.	60	2,764,200	470	1/19/24	(30,300)
Procter & Gamble Co. (The)	435	6,374,490	149	1/12/24	(26,100)
S&P Global, Inc.	135	5,947,020	440	1/12/24	(87,075)
Shift4 Payments, Inc., Class A	515	3,828,510	73	1/19/24	(208,575)
Stryker Corp.	145	4,342,170	310	1/19/24	(25,375)
Thermo Fisher Scientific, Inc.	65	3,450,135	530	1/26/24	(97,825)
TJX Cos., Inc. (The)	470	4,409,070	95	1/26/24	(54,050)
T-Mobile US, Inc.	175	2,805,775	160	1/12/24	(41,825)
Tradeweb Markets, Inc., Class A	395	3,589,760	90	1/19/24	(91,837)
TransUnion	900	6,183,900	75	1/19/24	(31,500)
Uber Technologies, Inc.	825	5,079,525	66	1/12/24	(21,863)
Union Pacific Corp.	85	2,087,770	245	1/19/24	(40,375)
Walmart, Inc.	500	7,882,500	160	1/26/24	(85,000)
Waste Management, Inc.	225	4,029,750	185	1/26/24	(17,438)
Zoetis, Inc.	45	888,165	200	1/19/24	(11,813)
Total					$(3,772,783)
Abbreviations:
ADR	– American Depositary Receipt
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

Eaton Vance
Enhanced Equity Income Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $12,801,546, which represents 1.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$10,272,544	$58,310,042	$(55,781,040)	$ —	$ —	$12,801,546	$164,772	12,801,546
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$682,767,195*	$ —	$ —	$682,767,195
Short-Term Investments	12,801,546	—	—	12,801,546
Total Investments	$695,568,741	$ —	$ —	$695,568,741
Liability Description
Written Covered Call Options	$ (3,772,783)	$ —	$ —	$ (3,772,783)
Total	$ (3,772,783)	$ —	$ —	$ (3,772,783)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.